INTERESTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
INTERESTS IN ASSOCIATES
24.	INTERESTS IN ASSOCIATES

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	2,566	2,333
Add: Share of profit of associates	189	(14)
Less: Proceeds received from the associates	(302)	(530)
Exchange difference	(120)	(46)
As at December 31,	2,333	1,743

As at December 31, 2018 and December 31, 2019, the Company had interests in the following associates:

	Form of	Place of incorporation/ principal place	Class of shares	Proportion of nominal value of issued capital held		Proportion of voting power held
Name of entity	Entity	of incorporation	Held	2018	2019	2018	2019	Principal activities
RisenSky Solar S.a.r.l. (a)	Limited liability	Luxemburg	Ordinary	30%	30%	30%	30%	Operating entity engaged in the investment, construction, financing and management of solar parks
1088526 B.C. Ltd. (b)	Limited liability	Canada	Ordinary	75%	75%	50%	50%	Operating entity engaged in the investment, construction, financing and management of solar parks
1091187 B.C. Ltd. (c)	Limited liability	Canada	Ordinary	75%	75%	50%	50%	Operating entity engaged in the investment, construction, financing and management of solar parks

Notes:

(a)

In 2011, Sky Europe entered into an agreement with Risen Energy (Hong Kong) Co., Ltd. (“Risen HK”) (a subsidiary of a company listed on the security market in the PRC) to establish a private limited liability company, namely RisenSky Solar Energy S.a.r.l. (“RisenSky Solar”). The Company is able to exercise significant influence over RisenSky Solar through its 30% ownership interest and participation on the board. RisenSky is therefore classified as an associate of the Company.

(b)

In 2016, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Company, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1088526 B.C. Ltd. (“1088526”), who owns Sky Solar (Canada) FIT 1 LP and its 15 commercial and industrial solar facilities in Canada. Though the Company owns 75% equity interest and two out of four directors in the board of directors of 1088526 after the transaction, the Company concluded that only applied significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1088526 requires consent from the other shareholders; (2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee, 70% by 2018 and 95% by 2019. The Company’s equity investment in 1088526 is measured under the equity method. (Note 35)

In January 2017, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Company, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1091187 B.C. Ltd. (“1091187”), who owns Sky Solar (Canada) FIT 2 LP in Canada. Though the Company owns 75% equity interest and two out of four directors in the board of directors of 1091187 after the transaction, the Company concluded that only applied significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1091187 requires consent from the other shareholders;(2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee, 70% by 2018 and 95% from 2019. The Company’s equity investment in 1091187 is measured under the equity method. (Note 35)

The summarized financial information in respect of the Company’s associates is set out below:

		At December 31,
	RisenSky	1091187	1088526	Aggregate	RisenSky	1091187	1088526	Aggregate
	2018	2018	2018	2018	2019	2019	2019	2019
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
Non-current assets
IPP solar parks	20,428	2,876	11,367	34,671	18,980	2,821	11,199	33,000
Other non-current assets	439	1,302	10,996	12,737	450	2,070	14,502	17,022
	20,867	4,178	22,363	47,408	19,430	4,891	25,701	50,022
Current assets	5,160	423	2,372	7,955	5,128	295	1,052	6,475
Current liabilities
Other current liabilities	1,419	174	1,558	3,151	1,448	259	1,369	3,076
Amount due to related parties	262	6	—	268	179	—	—	179
	1,681	180	1,558	3,419	1,627	259	1,369	3,255
Non-current liability
Borrowings	22,456	1,128	12,529	36,113	19,863	1,095	12,533	33,491
Others	—	136	967	1,103	30	950	5,083	6,063
	22,456	1,264	13,496	37,216	19,893	2,045	17,616	39,554
Net assets	1,890	3,157	9,681	14,728	3,038	2,882	7,768	13,688

		Year ended December 31,
	RisenSky 2018	1091187 2018	1088526 2018	Aggregate 2018	RisenSky 2019	1091187 2019	1088526 2019	Aggregate 2019
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
Revenue	3,978	707	3,201	7,886	3,884	635	2,980	7,499
Profit for the year	1,293	164	286	1,743	1,180	37	(430)	787
Company’s share of profit of associates of the year	—	78	111	189	—	4	(18)	(14)
Company’s share of profit of associates of the year not recognized	388	—	—	388	354	—	—	354
Company’s share of other comprehensive income of associates	—	—	—	—	—	—	—	—

The Company’s share of profit of the associates recognized in year 2019 includes 5% proportion of profits from 1088526 B.C. Ltd and 1091187 B.C. Ltd. The Company determines the proportion according to the agreement in which a proportion for profit distribution was set.